Long-term and Short-term Debt (Credit Facilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Collateral financing arrangement	$ 1,274	$ 1,342
General Credit Facility Three [Member]
Debt Instrument [Line Items]
Borrowers	MetLife, Inc. and MetLife Funding, Inc.
Expiration	May 30, 2019
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,000
Letters of Credit Issued	730
Collateral financing arrangement	0
Unused Commitments	$ 3,270